INCOME TAXES - Income Tax Recognized Directly in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ 14	$ 121	$ 68
Revaluation of property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	25	121	67
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	(19)	0	1
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ 8